Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Financing Receivables
Financing receivables, net of allowances for credit losses, including residual values

($ in millions)

At December 31:	2012	2011
Current
Net investment in sales-type and direct financing leases	$3,862	$3,765
Commercial financing receivables	7,750	7,095
Client loan receivables	5,395	5,195
Installment payment receivables	1,031	846
Total	$18,038	$16,901
Noncurrent
Net investment in sales-type and direct financing leases	$6,107	$5,406
Commercial financing receivables	5	34
Client loan receivables	5,966	4,925
Installment payment receivables	733	410
Total	$12,812	$10,776

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets	Total
Financing receivables
Lease receivables	$7,036	$2,138	$9,174
Loan receivables	9,666	3,670	13,336
Ending balance	$16,701	$5,808	$22,510
Collectively evaluated for impairment	$16,570	$5,684	$22,254
Individually evaluated for impairment	$131	$125	$256
Allowance for credit losses:
Beginning balance at January 1, 2012
Lease receivables	$79	$40	$118
Loan receivables	125	64	189
Total	$203	$104	$307
Write-offs	(14)	(1)	(15)
Provision	(9)	38	28
Other	0	(2)	(2)
Ending balance at December 31, 2012	$180	$138	$318
Lease receivables	$59	$55	$114
Loan receivables	$121	$84	$204
Collectively evaluated for impairment	$69	$29	$98
Individually evaluated for impairment	$111	$109	$220

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,510	$1,921	$8,430
Loan receivables	9,077	2,552	11,629
Ending balance	$15,587	$4,472	$20,060
Collectively evaluated for impairment	$15,321	$4,370	$19,692
Individually evaluated for impairment	$266	$102	$368
Allowance for credit losses:
Beginning balance at January 1, 2011
Lease receivables	$84	$42	$126
Loan receivables	150	76	226
Total	$234	$119	$353
Write-offs	(68)	(16)	(84)
Provision	39	5	44
Other	(1)	(4)	(5)
Ending balance at December 31, 2011	$203	$104	$307
Lease receivables	$79	$40	$118
Loan receivables	$125	$64	$189
Collectively evaluated for impairment	$82	$15	$96
Individually evaluated for impairment	$122	$89	$211

Schedule of recorded investment in financing receivables which are on Non-Accrual Status

($ in millions)

At December 31:	2012	2011
Major markets	$27	$46
Growth markets	21	20
Total lease receivables	$47	$66
Major markets	$67	$75
Growth markets	25	24
Total loan receivables	$92	$99
Total receivables	$139	$165

Schedule of impaired client loan receivables

($ in millions)

	Recorded	Related
At December 31, 2012:	Investment	Allowance
Major markets	$88	$77
Growth markets	72	65
Total	$160	$143

($ in millions)

	Recorded	Related
At December 31, 2011:	Investment	Allowance
Major markets	$110	$70
Growth markets	62	53
Total	$172	$123

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
	Recorded	Income	on Cash
For the year ended December 31, 2012:	Investment	Recognized	Basis
Major markets	$90	$0	$0
Growth markets	65	0	0
Total	$156	$0	$0

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
	Recorded	Income	on Cash
For the year ended December 31, 2011:	Investment	Recognized	Basis
Major markets	$142	$2	$0
Growth markets	90	0	0
Total	$232	$3	$0

Schedule of gross recorded investment by credit quality indicator

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets
Credit rating
Aaa–Aa3	$646	$86
A1–A3	1,664	223
Baa1–Baa3	2,285	776
Ba1–Ba2	1,367	450
Ba3–B1	552	418
B2–B3	399	127
Caa–D	124	58
Total	$7,036	$2,138

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets
Credit rating
Aaa–Aa3	$887	$148
A1–A3	2,286	382
Baa1–Baa3	3,139	1,333
Ba1–Ba2	1,878	773
Ba3–B1	758	718
B2–B3	548	218
Caa–D	170	99
Total	$9,666	$3,670

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$697	$139
A1–A3	1,459	306
Baa1–Baa3	2,334	654
Ba1–Ba2	1,118	457
Ba3–B1	534	252
B2–B3	260	97
Caa–D	108	15
Total	$6,510	$1,921

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$971	$185
A1–A3	2,034	407
Baa1–Baa3	3,255	869
Ba1–Ba2	1,559	607
Ba3–B1	744	335
B2–B3	362	129
Caa–D	151	20
Total	$9,077	$2,552

Schedule of past due financing receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2012:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$8	$7,028	$7,036	$5
Growth markets	11	2,127	2,138	8
Total lease receivables	$20	$9,154	$9,174	$13
Major markets	$27	$9,639	$9,666	$8
Growth markets	36	3,634	3,670	31
Total loan receivables	$63	$13,273	$13,336	$39
Total	$82	$22,428	$22,510	$52

*               Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2011:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$6	$6,504	$6,510	$6
Growth markets	9	1,911	1,921	6
Total lease receivables	$16	$8,415	$8,430	$12
Major markets	$23	$9,054	$9,077	$7
Growth markets	22	2,530	2,552	19
Total loan receivables	$46	$11,584	$11,629	$26
Total	$62	$19,998	$20,060	$38

* Does not include accounts that are fully reserved.